Expense Example	Mar. 31, 2025 USD ($)
Allspring Disciplined Small Cap Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 663
Expense Example, with Redemption, 3 Years	886
Expense Example, with Redemption, 5 Years	1,165
Expense Example, with Redemption, 10 Years	1,959
Allspring Index Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	617
Expense Example, with Redemption, 3 Years	745
Expense Example, with Redemption, 5 Years	884
Expense Example, with Redemption, 10 Years	1,289
Allspring Index Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	221
Expense Example, with Redemption, 3 Years	416
Expense Example, with Redemption, 5 Years	733
Expense Example, with Redemption, 10 Years	1,631
Allspring Special Small Cap Value Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	693
Expense Example, with Redemption, 3 Years	943
Expense Example, with Redemption, 5 Years	1,212
Expense Example, with Redemption, 10 Years	$ 1,978